Note 19 - Derivative Instruments, Hedging and Risk Management Activities, Tabular presentation of the location and amounts of derivative fair values (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Asset Derivatives
Fair Value	$ 115
Fair Value	50	36
Total	165	101
Liability Derivatives
Fair Value	(42)	(51)
Total	(42)	(51)
Foreign exchange contracts
Asset Derivatives
Balance Sheet location	Other current assets	Other current assets
Fair Value	115	65
Balance Sheet location	Other current assets	Other current assets
Fair Value	2	1
Liability Derivatives
Balance Sheet Location	Other payables and accruals	Other payables and accruals
Fair Value	0
Commodity contracts
Asset Derivatives
Balance Sheet location	Other current assets
Balance Sheet location	Other current assets	Other current assets
Fair Value	48	35
Liability Derivatives
Balance Sheet Location	Other payables and accruals	Other payables and accruals
Fair Value	$ (42)	$ (51)